Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ 178,249	$ 243,479	$ 441,843	$ 485,453
Financing cash outflows for finance leases		608,274
Operating leases				1,575,468
Finance leases